Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Subsidiaries and its Subsidiary's VIE	All inter-company balances and transactions have been eliminated upon consolidation.
Company	Date of establishment	Place of establishment	Percentage of legal ownership by Wah Fu	Principal activities
Subsidiaries:
Distance Learning	December 23, 1999	Mainland, PRC	100%	Provider of online education services and technological development and operation services
Shanghai Xin Fu	July 20, 2015	Mainland, PRC	100%	No operating revenues
Shanghai Xia Shu	April 29, 2016	Mainland, PRC	100%	No operating revenues
Hunan Huafu	June 15, 2015	Mainland, PRC	75%	Provider of online education services
Nanjing Suyun	March 8, 2017	Mainland, PRC	70%	Provider of online education services
Huaxia MOOC	March 15, 2017	Mainland, PRC	71%	Provider of online education services
Guizhou Huafu	April 25, 2017	Mainland, PRC	51%	Provider of online education services
Fuzhou Huafu	May 21, 2018	Mainland, PRC	65%	Provider of online education services
Liaoning Huafu *	June 26, 2018	Mainland, PRC	70%	Provider of online education services
Guangxi Huafu **	August 14, 2019	Mainland, PRC	55%	Inactive
Guangzhou Huafu	October 21, 2019	Mainland, PRC	60%	Provider of online education services
Sichuan Huafu	November 8, 2019	Mainland, PRC	70%	Provider of online education services
Chongqing Huafu	July 4, 2022	Mainland, PRC	55%	Provider of online education services
Variable interest entity
Digital Information	September 14, 2000	Mainland, PRC	Nil	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License
*	Liaoning Huafu was dissolved on June 27, 2022.
**	Guangxi Huafu was dissolved on March 17, 2022.

Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of March 31, 2024	As of March 31, 2023
Accounts receivable	$1,482,743	$1,328,980
Less: allowance for doubtful accounts	(443,163)	(535,768)
Total accounts receivable, net	$1,039,580	$793,212

Schedule of Estimated Useful Lives of Property and Equipment	Following are the estimated useful lives of the Company’s property and equipment:
Estimated useful lives
Buildings	20 years
Electronic equipment	4 - 5 years
Office equipment and furniture	4 - 5 years
Motor vehicles	4 - 5 years
Leasehold improvements	The shorter of the lease term and useful life

Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Accounts Receivable	Accounts receivable aging consisted of the following:
	As of March 31, 2024	As of March 31, 2023
Less than 12 months	$1,272,371	$1,220,327
More than 12 months	210,372	108,652
Less: allowance for doubtful accounts	(443,163)	(535,767)
Total accounts receivable, net	$1,039,580	$793,212

VIE [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Consolidated Balance Sheets	The following tables set forth the assets, liabilities, results of operations and changes in cash of the VIE, Digital Information, which were included in the Company’s consolidated balance sheets, statements of operations and comprehensive loss and cash flows:
	As of March 31, 2024	As of March 31, 2023
Current assets	$446,055	$430,150
Non-current assets	3,448	16,866
Total assets	449,503	447,016
Current liabilities	204,412	252,446
Intercompany payables*	2,725,061	3,156,235
Total liabilities	2,929,473	3,408,681
Net assets	$(2,479,970)	$(2,961,665)
*	Intercompany payables are eliminated upon consolidation.

Schedule of Statements of Operations and Comprehensive Loss
	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Revenue*	$770,534	$708,503	$829,928
Net Income (loss)	$339,524	$119,846	$36,181
*	Intercompany sales are eliminated upon consolidation.

Schedule of Cash Flows
	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Net cash (used in) provided by operating activities*	$75,862	$(89,131)	$252,880
Net cash used in investing activities	-	(5,437)	-
Effect of exchange (loss) gain on cash	(19,288)	(39,585)	11,562
Net (decrease) increase in cash	$56,574	$(134,153)	$264,442
*	Intercompany operating activities are eliminated upon consolidation.